OTHER LIABILITIES - NON CURRENT AND CURRENT (Other Liabilities - Non-Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Post-employment benefits	$ 673,453	$ 405,018
Other employee benefits	93,194	84,028
Asset retirement obligation (note 19) (1)	104,455	38,104
Other	28,632	11,064
Other liabilities – Non-current	1,148,998	538,214
Written put options
Disclosure of financial liabilities [line items]
Derivative financial instruments	$ 249,264	$ 0